Bonds and money market funds	12 Months Ended
Nov. 30, 2019
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds and money market funds

7.	Bonds and money market funds

	November 30		December 1,

	2019	2018	2017

Bonds	$5,246	$7,746	$12,878

Money market funds	7,337	7,145	11,299
	12,583	14,891	24,177
Current portion	11,964	9,691	16,524

Non-current portion	$619	$5,200	$7,653
As at November 30, 2019, bonds were interest-bearing financial assets with stated interest rates ranging from
1.7
% to
4.8
% (2018 –
1.6
% to
4.8
%) and had an average maturity of
0.5
years (2018 –
1.2
 year
s
).